[JANUS HENDERSON LOGO]
Janus Henderson Forty Portfolio
Ticker:	N/A	Service Shares
Summary Prospectus dated April 30, 2026
Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Forty Portfolio (“Forty Portfolio”) seeks long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.54%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.87%

(1)
This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$ 89	$ 278	$ 482	$ 1,073

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.

Principal investment strategies
The Portfolio pursues its investment objective by normally investing in a portfolio of 30-40 common stocks. The Portfolio may invest in companies of any size but will invest primarily in larger, well-established companies. The Portfolio may also invest in foreign securities. The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities as compared to a portfolio that is classified as diversified. As of December 31, 2025, the Portfolio held stocks of 31 companies. Of these holdings, 15 comprised approximately 75.28% of the Portfolio’s holdings.
Portfolio management applies a “bottom-up” approach that focuses on fundamental research and considers, among other factors, a company’s sustainable competitive advantages, long-term growth potential, and shareholder value. The Portfolio will generally consider selling a security when, in portfolio management’s opinion, there is a deterioration in a company’s financials, the investment thesis for owning the position has changed, or if the security exceeds its targeted value.
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The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Portfolio are set forth below.
Market Risk. The value of the Portfolio’s holdings may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Portfolio’s net asset value may fluctuate and it may be more difficult to value or sell the Portfolio’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Portfolio Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Portfolio may fail to produce the intended results. Accordingly, the Portfolio may underperform benchmark indices or other funds with similar investment objectives.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Large-Sized Companies Risk. Large-sized companies may be less able than smaller-sized companies to adapt to changing market conditions. Large-sized companies may be more mature and subject to more limited growth potential compared with smaller sized companies. During different market cycles, the performance of large-sized companies has trailed the overall performance of the broader securities markets.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Portfolio holds participate.
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities than a portfolio that is classified as diversified. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.
Issuer Concentration Risk. The Portfolio’s holdings may be comprised of a relatively small number of issuers in comparison to other portfolios. As a result, the Portfolio may be subject to greater risks than a portfolio that invests in a greater number of issuers. A change in the value of any single investment held by the Portfolio may affect the overall value of the Portfolio more than it would affect a portfolio that holds more investments. In particular, the Portfolio may be more susceptible to adverse developments affecting any single issuer held by the Portfolio and may be susceptible to greater losses because of these developments. The Portfolio’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Portfolio’s performance and share price.
Industry and Sector Risk. Although the Portfolio does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Portfolio more vulnerable to unfavorable developments than portfolios that invest more broadly. As
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the Portfolio’s holdings become more concentrated, the Portfolio is less able to spread risk and potentially reduce the risk of loss and volatility. As the Portfolio’s holdings change over time, the Portfolio’s exposure to a particular economic sector may fluctuate.
•
Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Portfolio’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio.
Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Portfolio’s returns, especially as market conditions change.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
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Annual Total Returns for Service Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	26.70%	Worst Quarter:	2nd Quarter 2022	– 25.53%

Average Annual Total Returns (periods ended 12/31/25)
	1 Year	5 Years	10 Years
Forty Portfolio
Service Shares	17.86%	11.37%	15.96%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

The Portfolio’s broad-based benchmark index is the Russell 1000 Index due to regulatory requirements. The Portfolio’s additional benchmark index is the Russell 1000 Growth Index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s additional benchmark index is the S&P 500 Index. The indices are described below.
•
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.
•
The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
•
The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Brian Recht is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since March 2022. Nick Schommer, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2016.

Purchase and sale of Portfolio shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the net asset value next calculated after an order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

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Tax information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

Payments to Insurers, Broker-Dealers, and other financial intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (or its affiliates) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
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[JANUS HENDERSON LOGO]
Janus Henderson Forty Portfolio
Ticker:	JACAX	Institutional Shares
Summary Prospectus dated April 30, 2026
Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio online at janushenderson.com/VIT. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Forty Portfolio (“Forty Portfolio”) seeks long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.54%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.62%

(1)
This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$ 63	$ 199	$ 346	$ 774

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.

Principal investment strategies
The Portfolio pursues its investment objective by normally investing in a portfolio of 30-40 common stocks. The Portfolio may invest in companies of any size but will invest primarily in larger, well-established companies. The Portfolio may also invest in foreign securities. The Portfolio is classified as nondiversified, which allows it to hold larger positions in more securities as compared to a portfolio that is classified as diversified. As of December 31, 2025, the Portfolio held stocks of 31 companies. Of these holdings, 15 comprised approximately 75.28% of the Portfolio’s holdings.
Portfolio management applies a “bottom-up” approach that focuses on fundamental research and considers, among other factors, a company’s sustainable competitive advantages, long-term growth potential, and shareholder value. The Portfolio will generally consider selling a security when, in portfolio management’s opinion, there is a deterioration in a company’s financials, the investment thesis for owning the position has changed, or if the security exceeds its targeted value.
The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
1 | Janus Henderson Forty Portfolio

Principal investment risks
The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Portfolio are set forth below.
Market Risk. The value of the Portfolio’s holdings may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Portfolio’s net asset value may fluctuate and it may be more difficult to value or sell the Portfolio’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Portfolio Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Portfolio may fail to produce the intended results. Accordingly, the Portfolio may underperform benchmark indices or other funds with similar investment objectives.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Large-Sized Companies Risk. Large-sized companies may be less able than smaller-sized companies to adapt to changing market conditions. Large-sized companies may be more mature and subject to more limited growth potential compared with smaller sized companies. During different market cycles, the performance of large-sized companies has trailed the overall performance of the broader securities markets.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Portfolio holds participate.
Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives portfolio management more flexibility to hold larger positions in more securities than a portfolio that is classified as diversified. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return.
Issuer Concentration Risk. The Portfolio’s holdings may be comprised of a relatively small number of issuers in comparison to other portfolios. As a result, the Portfolio may be subject to greater risks than a portfolio that invests in a greater number of issuers. A change in the value of any single investment held by the Portfolio may affect the overall value of the Portfolio more than it would affect a portfolio that holds more investments. In particular, the Portfolio may be more susceptible to adverse developments affecting any single issuer held by the Portfolio and may be susceptible to greater losses because of these developments. The Portfolio’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Portfolio’s performance and share price.
Industry and Sector Risk. Although the Portfolio does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Portfolio more vulnerable to unfavorable developments than portfolios that invest more broadly. As the Portfolio’s holdings become more concentrated, the Portfolio is less able to spread risk and potentially reduce the risk of loss and volatility. As the Portfolio’s holdings change over time, the Portfolio’s exposure to a particular economic sector may fluctuate.
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•
Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Portfolio’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio.
Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Portfolio’s returns, especially as market conditions change.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions.
The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
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Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	26.77%	Worst Quarter:	2nd Quarter 2022	– 25.47%

Average Annual Total Returns (periods ended 12/31/25)
	1 Year	5 Years	10 Years
Forty Portfolio
Institutional Shares	18.14%	11.65%	16.24%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

The Portfolio’s broad-based benchmark index is the Russell 1000 Index due to regulatory requirements. The Portfolio’s additional benchmark index is the Russell 1000 Growth Index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s additional benchmark index is the S&P 500 Index. The indices are described below.
•
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.
•
The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
•
The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Brian Recht is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since March 2022. Nick Schommer, CFA, is Executive Vice President and Co-Portfolio Manager of the Portfolio, which he has co-managed since January 2016.

Purchase and sale of Portfolio shares
Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by certain qualified retirement plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified retirement plans. Requests are duly processed at the net asset value next calculated after an order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

4 | Janus Aspen Series

Tax information
Because Shares of the Portfolio may be purchased only through variable insurance contracts and certain qualified retirement plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified retirement plan. The federal income tax status of your investment depends on the features of your qualified retirement plan or variable insurance contract.

Payments to Insurers, Broker-Dealers, and other financial intermediaries
Portfolio shares are generally available only through an insurer’s variable contracts, or through certain employer or other retirement plans (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (or its affiliates) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.
5 | Janus Henderson Forty Portfolio